Note 31 - Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Detailed information about Earnings per share [text block]
	Year ended December 31, 2025
	Loss after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic and diluted loss per share
Loss attributable to the parent (1)	$(11,276,598)	22,250,495	$(0.51)
	Year ended December 31, 2024
	Loss after tax	Weighted average number of ordinary shares outstanding	Loss per share
Basic and diluted loss per share
Loss attributable to the parent (1)	$(64,794,616)	10,565,835	$(6.13)
	Year ended December 31, 2023
	Profit after tax	Weighted average number of ordinary shares outstanding	Earnings per share
Basic earnings per share
Profit attributable to the parent	$13,495,614	7,038,173	$1.92
Diluted earnings per share
Assumed conversion of all dilutive potential ordinary shares
Employee stock options	-	93,664
Convertible preference shares	(1,085,512)	412,685
Restricted share units	-	13,957
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares	$12,410,102	7,558,479	$1.64